Michael W. Stockton Secretary American Funds Developing World Growth and Income Fund 6455 Irvine Center Drive Irvine, California 92618 mws@capgroup.com

April 12, 2017

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Developing World Growth and Income Fund

File Nos. 811-22881 and 333-190913

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on April 7, 2017 of the Registrant’s Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton